Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Interest received			$ 29,092,041	$ 23,621,865	$ 32,808,300	$ 18,626,720	$ 17,125,737
Fees and commissions received			1,573,317	1,654,345	2,144,083	878,982	1,339,179
Interest paid			(3,959,698)	(3,959,024)	(5,317,398)	(5,025,996)	(5,687,411)
Cash paid to suppliers and employees			(15,432,704)	(12,842,458)	(17,822,081)	(9,805,184)	(12,328,485)
Income taxes paid			(2,657,389)	(226,596)	(227,269)	(1,386,310)	(1,073,097)
Net cash provided by (used in) operating activities			8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Cash flows from investing activities
Cash and cash equivalents of acquired bank				41,967,182	41,967,182
Net change in time deposits in other banks				297,000	297,000	14,734,102	(1,764,102)
Available for sale			(81,559,306)	(57,888,014)	(75,476,075)	(16,277,804)	(12,868,441)
Held to maturity						(20,316,548)
Proceeds from disposal of investment securities
Gain on sale of held to maturity				25,622
Held to maturity at maturity or call						4,561,229	2,203,921
Held to maturity sold				488,457	514,079
Available for sale at maturity or call			38,772,596	11,182,450	32,115,702	10,575,564	10,197,347
Available for sale sold			24,723,270	17,296,682	10,133,054		4,243,654
Gain on sale of available for sale			849,539	87,189
Loans made, net of principal collected			(34,950,662)	(27,224,201)	(50,566,900)	(37,039,236)	(34,755,829)
Proceeds from sale of other real estate owned			810,310	77,171	434,141	415,893
Improvements to other real estate owned			(15,525)	(53,245)	(88,965)
Redemption (Purchase) of equity securities			103,550	208,952	314,931	394,900	(831,100)
Purchase of premises, equipment and software			(1,556,090)	(2,199,933)	(2,994,210)	(349,195)	(5,642,201)
Net cash provided by (used in) investing activities			(52,822,318)	(15,734,688)	(43,350,061)	(43,301,095)	(39,216,751)
Cash flows from financing activities
Time deposits			(24,899,126)	(28,084,844)	(5,627,926)	(1,930,127)	40,266,481
Other deposits			65,209,819	54,043,969	58,362,525	56,109,521	14,650,671
Short term borrowings			5,871,951	7,542,275	13,609,325	(10,480,607)	(1,623,995)
Long term borrowings			(68,016)	(64,801)	(10,087,468)	(82,120)	(5,077,066)
Acquisition cash consideration				(1,022,161)	(1,022,413)
Proceeds from stock options exercised, including tax benefit					40,788	53,829
Private placement - common stock				6,332,592	6,332,844
Repurchase of preferred stock & warrants							(7,225,000)
Stock options exercised			23,131
Cash dividends paid-common stock			(819,512)	(548,897)	(821,497)	(465,842)	(463,483)
Cash dividends paid-preferred stock							(213,888)
Distrbutions to minority members						(13,386)
Net cash provided by (used in) financing activities			45,318,247	38,198,133	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents			1,111,496	30,711,577	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year	45,326,549		43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	43,636,724	45,326,549	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Reconciliation of net income to net cash provided (used) by operating activities
Net income		1,669,805	5,755,923	3,286,237	5,231,652	1,429,815	2,123,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization			897,150	771,372	1,098,268	807,733	699,345
Provision for loan losses	800,000	800,000	1,125,000	1,000,000	1,800,000	1,082,000	900,000
Amortization of intangible		194,674	549,839	389,349	584,024
Gain on sales of other real estate owned		(45,595)	(110,704)	(48,580)	(248,005)	(192,724)
Gain (loss) on sale of fixed assets			(9,365)	5,160	5,214		4,803
Change in deferred loan fees net of costs			(215,995)	(196,415)
Gains on sales or calls of securities			(849,539)	(112,811)	(140,149)		(158,551)
Amortization of premiums and discounts			799,727	527,132	820,085	332,343	92,791
Permanent impairment on equity securities				122,500	123,039
Write down on other real estate owned			281,000
Deferred income taxes			(66,149)	243,900	(511,658)	(24,494)	(228,766)
Deferred income taxes					(196,884)	(24,494)	(228,766)
Stock based compensation awards			135,381	106,118	132,661	118,127	119,711
Increase (decrease) in
Accrued interest payable			(55,717)	(103,098)	(98,227)	(83,233)	(107,557)
Income taxes payable			148,014		475,687	(175,543)	175,543
Deferred loan fees net of costs					(265,714)	(16,733)	(99,222)
Other liabilities			528,234	(246,024)	(1,263,811)	306,914	(3,047,499)
Decrease (increase) in
Accrued interest receivable			(158,248)	32,210	(66,584)	(197,721)	36,311
Bank owned life insurance			(341,141)	(90,856)	(209,040)	(280,296)	(326,840)
Prepaid income taxes				1,258,509	1,420,552	(189,523)	35,649
Prepaid pension			228,061	550,847	339,226
Other assets			(25,904)	752,582	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities			8,615,567	8,248,132	11,585,635	3,288,212	(624,077)
Supplemental Disclosure:
Loans transferred to other real estate owned			191,921	1,114,290	1,114,290	1,376,208
Fair value of assets and liabilities from acquisition:
Cash	43,636,724	45,326,549	44,748,220	45,326,549	43,636,724	14,614,972	11,436,587
Loans	539,297,666		573,147,401		539,297,666	299,606,430	265,008,669
Premises and equipment	23,215,429		23,883,734		23,215,429	16,867,561	17,326,099
Accrued interest	2,448,542		2,606,790		2,448,542	1,252,970	1,055,249
Deferred tax	7,244,029		6,791,483		7,244,029	265,551	178,574
Bank owned life insurance	16,416,566		16,757,707		16,416,566	8,703,175	8,422,879
Prepaid pension costs	1,030,551		1,030,551		1,030,551
Other assets	2,964,626		2,990,530		2,964,626	1,610,715	1,982,262
Deposits	(690,767,785)		(731,078,478)		(690,767,785)	(340,527,186)	(286,347,792)
Short term borrowings	(38,672,657)		(44,544,608)		(38,672,657)	(5,669,332)	(16,149,939)
Accrued interest payable	(397,211)		(341,494)		(397,211)	(434,656)	(517,889)
Other liabilities	(1,605,180)		(2,133,414)		(1,605,180)	(1,248,079)	(941,165)
Acquisition Of MB&T [Member]
Cash flows from financing activities
Cash and cash equivalents at end of year	41,967,182	41,967,182		41,967,182	41,967,182
Fair value of assets and liabilities from acquisition:
Cash	41,967,182	41,967,182		41,967,182	41,967,182
Investments	71,434,005	71,434,005		71,434,005	71,434,005
Loans	190,826,040	190,826,040		190,826,040	190,826,040
Restricted stock	1,575,184	1,575,184		1,575,184	1,575,184
Premises and equipment	4,457,086	4,457,086		4,457,086	4,457,086
Accrued interest	1,128,988	1,128,988		1,128,988	1,128,988
Prepaid assets	1,231,029	1,231,029		1,231,029	1,231,029
Deferred tax	8,174,501	7,865,514		7,865,514	8,174,501
Bank owned life insurance	7,504,351	7,504,351		7,504,351	7,504,351
Prepaid pension costs	1,244,803	1,315,642		1,315,642	1,244,803
Other real estate owned	1,834,451	1,834,451		1,834,451	1,834,451
Core deposit intangible	5,002,917	5,002,917		5,002,917	5,002,917
Other assets	3,397,552	3,397,552		3,397,552	3,397,552
Deposits	(297,506,000)	(297,506,000)		(297,506,000)	(297,506,000)
Short term borrowings	(19,394,000)	(19,394,000)		(19,394,000)	(19,394,000)
Accrued interest payable	(60,782)	(60,782)		(60,782)	(60,782)
Accrued pension acquired	(3,330,390)	(3,330,390)		(3,330,390)	(3,330,390)
Other liabilities	(2,293,960)	(1,563,745)		(1,563,745)	(2,293,960)
Purchase price in excess of net assets acquired	633,790	141,723		141,723	633,790
Total	$ 17,826,747				$ 17,826,747